UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

                                                    Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147

(Address of principal executive offices)  (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end:

March 31

Date of reporting period:

December 31, 2019

Tactical Income ETF

December 31, 2019 (Unaudited)

Item 1. Schedule of Investments.

Portfolio of Investments Summary Table
Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of December 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 82.0%
86	Invesco Ultra Short Duration ETF	$4,333
57,400	iShares 1-3 Year Treasury Bond ETF	4,857,762
213,332	iShares 20+Year Treasury Bond ETF	28,902,219
86	iShares Floating Rate Bond ETF	4,379
86	iShares Short Maturity Bond ETF	4,322
86	iShares Short-Term Corporate Bond ETF	4,612
56,200	JPMorgan Alerian MLP Index ETN	1,225,722
86	PIMCO Enhanced Short Maturity Active ETF	8,737
94,100	ProShares UltraShort 20+Year Treasury ETF	2,497,414
86	Schwab Short-Term U.S. Treasury ETF	4,341
86	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	7,863
38,170	Utilities Select Sector SPDR Fund	2,466,545
86	Vanguard Short-Term Bond ETF	6,932
86	Vanguard Short-Term Corporate Bond ETF	6,969
Total Exchange-Traded Funds (Cost $40,184,029)		$40,002,150
Total Investments — 82.0%
(Cost $40,184,029)		$40,002,150
Other Assets less Liabilities — 18.0%		8,779,124

Net Assets — 100.0%		$48,781,274

ETF — Exchange-Traded Fund
ETN — Exchange-Traded Note
MLP — Master Limited Partnership
SPDR — Standard and Poor's Depositary Receipts

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

 Collaborative Investment Series Trust

By /s/ Gregory Skidmore

Gregory Skidmore, Trustee and President / Chief Executive Officer of the Trust

Date

2/24/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

Gregory Skidmore, Trustee and President / Chief Executive Officer of the Trust

Date

2/24/2020

By /s/ Adam Snitkoff

Adam Snitkoff, Treasurer / Chief Financial/Principal Accounting Officer of the Trust

Date   2/20/2020